UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22797

FS Global Credit Opportunities Fund—D

(Exact name of registrant as specified in charter)

201 Rouse Boulevard
Philadelphia, Pennsylvania	19112
(Address of principal executive offices)	(Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund—D

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.	Schedule of Investments (in thousands, except share and per share amounts).

FS Global Credit Opportunities Fund—D (the “Company”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, invests substantially all of its assets in FS Global Credit Opportunities Fund (the “Fund”), a separate non-diversified, closed-end management investment company with the same investment objectives and strategies as the Company. As of September 30, 2015, the Company invested $144,569 in the Fund, representing approximately 100.0% of the Company’s net assets and approximately 16.0% of the Fund’s net assets.

The Company invests substantially all of its assets in the Fund. As such, the Company determines the net asset value (“NAV”) of its common shares of beneficial interest, par value $0.001 per share (“common shares”), daily based on the NAV of its interest in the Fund (as provided by the Fund). The Company calculates NAV per common share by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Company (the value of its interest in the Fund, plus cash and other assets, including interest and distributions accrued but not yet received), and dividing the result by the total number of its outstanding common shares. The Company’s investment in the Fund is considered Level 3, as defined under fair value accounting standards.

As of September 30, 2015, the Company had net assets of $144,618, 18,757,380 common shares outstanding and a NAV per common share of approximately $7.71.

The Fund’s unaudited consolidated schedule of investments as of September 30, 2015 is set forth below:

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments

As of September 30, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Senior Secured Loans—First Lien—44.4%
Acision Finance LLC		Software & Services	L+975	1.0%	12/15/18	$27,720	$26,794	$27,443
Aspect Software, Inc.		Software & Services	L+550	1.8%	5/7/16	14,587	14,553	14,296
Avant Credit III Trust	(g)	Diversified Financials	L+1000	1.0%	1/31/16	2,456	2,456	2,449
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	9/15/17	846	846	844
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	10/15/17	833	833	831
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	11/15/17	1,013	1,013	1,010
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	4/15/18	1,702	1,702	1,697
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	5/15/18	641	641	639
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	6/15/18	397	397	396
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	7/15/18	606	606	605
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	8/15/18	644	644	643
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	9/15/18	791	791	789
Avant Credit III Trust		Diversified Financials	L+1000	1.0%	10/15/18	720	720	719
Avaya Inc.	(e)	Technology Hardware & Equipment	L+550	1.0%	3/31/18	2,781	2,755	2,439
Avaya Inc.	(f)	Technology Hardware & Equipment	L+525	1.0%	5/29/20	521	416	412
BBB Industries US Holdings, Inc.	(e)	Automobiles & Components	L+500	1.0%	11/3/21	4,963	4,875	4,975
Bioplan USA, Inc.	(e)	Materials	L+475	1.0%	9/23/21	26,069	22,343	22,550
Blue Coat Holdings, Inc.	(g)	Technology Hardware & Equipment	L+350	1.0%	5/20/20	1,591	1,591	1,567
BRG Sports, Inc.		Consumer Durables & Apparel	L+550	1.0%	4/15/21	4,288	4,321	4,269
Caesars Entertainment Operating Co., Inc.	(e)(i)	Consumer Services	L+850	2.0%	10/31/16	1,245	1,162	1,113
Caesars Entertainment Operating Co., Inc.	(e)(i)	Consumer Services	L+575		3/1/17	4,256	4,046	3,690
Caesars Entertainment Operating Co., Inc.	(e)(i)	Consumer Services	L+675		3/1/17	3,217	3,056	2,964
Caesars Entertainment Operating Co., Inc.	(e)(f)(i)	Consumer Services	L+875	1.0%	3/1/17	9,165	8,658	8,000
CEVA Group Plc	(g)	Transportation	L+500		3/19/19	25,000	24,344	21,625
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	12/26/15	219	219	219
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	1/23/16	305	305	305
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	2/20/16	354	354	354
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	3/27/16	450	450	450
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	4/27/16	715	715	715
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	5/22/16	642	642	642
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	6/26/16	1,620	1,620	1,619
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	7/24/16	1,993	1,993	1,991
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	8/21/16	1,998	1,998	1,996
CLP Issuer, LLC		Diversified Financials	L+1000	1.0%	9/25/16	2,741	2,741	2,738
CLP Issuer, LLC	(g)	Diversified Financials	L+1000	1.0%	5/2/17	8,962	8,962	8,953

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Compuware Corporation	(e)	Software & Services	L+525	1.0%	12/15/21	$17,840	$17,038	$17,238
Digital River, Inc.		Software & Services	L+650	1.0%	2/12/21	9,938	9,485	9,925
Drillships Financing Holding Inc.	(e)	Energy	L+500	1.0%	3/31/21	9,730	9,177	5,809
Drillships Ocean Ventures Inc.	(e)	Transportation	L+450	1.0%	7/25/21	4,115	3,376	2,767
Emerging Markets Communications, LLC		Telecommunication Services	L+575	1.0%	7/1/21	9,975	9,197	9,776
EnergySolutions, LLC	(e)	Commercial & Professional Services	L+575	1.0%	5/29/20	4,933	4,851	4,859
Fairway Group Acquisition Co.		Food & Staples Retailing	L+400	1.0%	8/17/18	22,751	20,154	20,589
Fomento de Construcciones y Contratas, S.A.	(f)(h)	Real Estate	E+300		6/30/18	€2,206	2,703	2,248
Getty Images, Inc.	(e)(f)	Media	L+350	1.3%	10/18/19	$4,273	3,595	2,800
iHeartCommunications, Inc.	(e)	Media	L+750		7/30/19	9,229	9,062	7,729
JSS Holdings, Inc.		Capital Goods	L+650	1.0%	8/31/21	20,000	18,613	19,700
Meldrew Participations B.V.	(h)	Food, Beverage & Tobacco	L+400, 300 PIK (300 Max PIK)	1.0%	10/31/19	£92	138	132
NextGen Finance, LLC	(e)	Telecommunication Services	L+400	1.0%	5/28/19	$4,950	4,908	4,356
Novitex Acquisition, LLC		Software & Services	L+625	1.3%	7/7/20	18,021	17,485	17,120
Origami Owl, LLC	(g)	Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	1,587	1,587	1,301
Origami Owl, LLC		Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	1,360	1,360	1,115
Origami Owl, LLC		Consumer Durables & Apparel	L+650, 50 PIK (50 Max PIK)	3.0%	12/5/19	21,364	21,364	17,518
Propulsion Acquisition, LLC		Commercial & Professional Services	L+600	1.0%	7/13/21	15,000	13,833	14,626
Reddy Ice Corp.		Food, Beverage & Tobacco	L+550	1.3%	5/1/19	2,452	2,218	2,047
Seadrill Operating LP	(f)	Energy	L+300	1.0%	2/21/21	17,090	12,626	10,482
Serena Software, Inc.	(e)	Software & Services	L+650	1.0%	4/14/20	16,269	16,349	16,259
Solocal Group S.A.	(f)(h)	Media	E+400		3/15/18	€26,171	24,909	19,901
Stardust Finance Holdings, Inc.	(e)	Materials	L+550	1.0%	3/14/22	$3,145	3,072	3,123
Stonewall Gas Gathering LLC		Capital Goods	L+775	1.0%	1/28/22	3,121	2,979	3,105
SunGard Availability Services Capital, Inc.	(e)	Software & Services	L+500	1.0%	3/29/19	17,491	16,006	14,933
TIBCO Software Inc.	(e)	Software & Services	L+550	1.0%	9/27/20	4,958	4,737	4,896
Toys “R” Us-Delaware, Inc.	(e)(f)	Retailing	L+375	1.5%	5/25/18	10,290	8,542	8,412
Toys “R” Us-Delaware, Inc.	(e)	Retailing	L+875	1.0%	4/9/20	18,713	17,470	16,530
TTM Technologies, Inc.	(e)	Technology Hardware & Equipment	L+500	1.0%	5/31/21	10,279	9,937	9,611
Varsity Brands Holding Co., Inc.	(e)	Media	L+400	1.0%	12/11/21	9,305	9,221	9,349
Victory Capital Operating, LLC		Diversified Financials	L+600	1.0%	10/29/21	5,170	5,133	5,041
Walter Energy, Inc.	(f)(i)	Materials	L+625	1.0%	4/2/18	12,533	8,377	4,547

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Weight Watchers International, Inc.	(e)	Consumer Services	L+325	0.8%	4/2/20	$12,167	$6,560	$6,687

Total Senior Secured Loans—First Lien							465,624	440,478
Unfunded Loan Commitments							(38,940)	(38,940)

Net Senior Secured Loans—First Lien							426,684	401,538

Senior Secured Loans—Second Lien—15.6%
Accellent Inc.	(e)	Health Care Equipment & Services	L+650	1.0%	3/11/22	7,942	7,682	7,993
BBB Industries US Holdings, Inc.		Automobiles & Components	L+875	1.0%	11/3/22	10,000	9,533	9,675
BRG Sports, Inc.		Consumer Durables & Apparel	L+925	1.0%	4/15/22	6,125	6,077	6,033
Colouroz Investment 2 LLC	(e)	Materials	L+725	1.0%	9/5/22	3,429	3,405	3,392
Compuware Corporation		Software & Services	L+825	1.0%	12/15/22	20,476	18,009	18,531
DTZ U.S. Borrower, LLC	(e)	Real Estate	L+825	1.0%	11/4/22	6,261	6,225	6,316
EagleView Technology Corp.		Software & Services	L+825	1.0%	7/14/23	5,385	5,305	5,196
Fieldwood Energy LLC	(e)	Energy	L+713	1.3%	9/30/20	12,878	10,761	3,670
Fomento de Construcciones y Contratas, S.A.	(f)(h)	Real Estate	E+1100 PIK (1600 Max PIK)		6/30/18	€561	611	572
Hyland Software, Inc.		Software & Services	L+725	1.0%	6/12/23	$2,104	2,094	2,095
Inmar, Inc.		Software & Services	L+700	1.0%	1/27/22	11,783	11,702	11,557
Neff Rental LLC		Capital Goods	L+625	1.0%	6/9/21	28,045	28,004	26,363
Renaissance Learning, Inc.	(e)	Software & Services	L+700	1.0%	4/11/22	3,214	3,186	3,128
Road Infrastructure Investment, LLC	(e)	Materials	L+675	1.0%	9/30/21	1,241	1,236	1,164
Stadium Management Corp.		Consumer Services	L+825	1.0%	2/27/21	1,000	1,000	1,005
Stardust Finance Holdings, Inc.	(e)	Materials	L+950	1.0%	3/13/23	12,292	11,834	12,215
Templar Energy LLC		Energy	L+750	1.0%	11/25/20	13,000	12,559	5,904
TNS, Inc.	(e)	Software & Services	L+800	1.0%	8/14/20	9,189	9,144	9,113
TransFirst Inc.	(e)	Software & Services	L+800	1.0%	10/12/22	5,673	5,628	5,614
Vantage Energy, LLC		Energy	L+750	1.0%	12/20/18	1,814	1,801	1,433

Total Senior Secured Loans—Second Lien							155,796	140,969

Senior Secured Bonds—22.3%
Algeco Scotsman Global Finance plc	(n)(o)	Commercial & Professional Services	8.5%		10/15/18	2,388	2,211	2,122
American Energy—Woodford, LLC	(n)(o)	Energy	12.0% PIK (12.0% Max PIK)		12/30/20	4,486	3,217	2,063
Aspect Software, Inc.	(n)(p)	Software & Services	10.6%		5/15/17	16,500	15,269	14,520
Associated Materials, LLC	(f)(n)	Capital Goods	9.1%		11/1/17	15,589	13,590	12,510
Avaya Inc.	(n)(o)	Technology Hardware & Equipment	7.0%		4/1/19	10,679	9,400	8,477

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Floor	Maturity	Principal Amount(c)	Amortized Cost	Fair Value(d)
Avaya Inc.	(n)(o)(p)	Technology Hardware & Equipment	10.5%		3/1/21	$32,600	$27,239	$15,078
CEDC Finance Corporation International, Inc.	(f)(p)	Food, Beverage & Tobacco	10.0%		4/30/18	25,943	24,430	22,457
CEVA Group Plc	(o)(p)	Transportation	7.0%		3/1/21	20,973	20,771	19,308
CEVA Group Plc	(o)(p)	Transportation	9.0%		9/1/21	20,139	19,599	17,332
CITGO Holding, Inc.	(o)(p)	Energy	10.8%		2/15/20	38,063	37,696	37,349
DFC Finance Corp.	(n)(o)(p)	Diversified Financials	10.5%		6/15/20	15,329	12,293	9,178
Drill Rigs Holdings, Inc.	(n)(o)(p)	Energy	6.5%		10/1/17	7,056	5,864	5,236
Hovnanian Enterprises, Inc.	(n)(o)	Consumer Durables & Apparel	9.1%		11/15/20	915	966	830
iHeartCommunications, Inc.	(n)	Media	9.0%		3/1/21	7,458	6,440	6,181
iHeartCommunications, Inc.	(n)	Media	9.0%		9/15/22	1,696	1,434	1,393
iHeartCommunications, Inc.	(n)	Media	10.6%		3/15/23	3,255	2,953	2,750
Lightstream Resources Ltd.	(p)	Energy	9.9%		6/15/19	12,741	12,741	10,926
Momentive Performance Materials Inc.	(n)	Materials	4.7%		4/24/22	11,408	9,634	8,214
Walter Energy, Inc.	(i)(m)(n)(o)	Materials	9.5%		10/15/19	17,120	14,381	6,163

Total Senior Secured Bonds							240,128	202,087

Subordinated Debt—27.7%
Arch Coal, Inc.	(p)	Energy	7.3%		10/1/20	10,206	5,472	1,212
Arch Coal, Inc.	(p)	Energy	7.3%		6/15/21	27,909	11,907	1,919
Ashton Woods USA LLC	(n)(o)	Consumer Durables & Apparel	6.9%		2/15/21	1,390	1,295	1,286
Beazer Homes USA, Inc.	(p)	Consumer Durables & Apparel	7.3%		2/1/23	15,300	15,103	14,152
CIS General Insurance Ltd.	(n)	Insurance	12.0%		5/8/25	£29,987	46,000	45,776
Conn’s, Inc.	(p)	Retailing	7.3%		7/15/22	$10,500	10,219	10,126
Eclipse Resources Corp.	(n)(o)	Energy	8.9%		7/15/23	14,150	13,788	11,267
Frontier Communications Corp.	(n)(o)	Telecommunication Services	10.5%		9/15/22	9,748	9,804	9,523
Frontier Communications Corp.	(n)(o)	Telecommunication Services	11.0%		9/15/25	25,833	25,991	25,010
Hovnanian Enterprises, Inc.	(o)(p)	Consumer Durables & Apparel	7.0%		1/15/19	12,760	12,378	9,426
iHeartCommunications, Inc.	(p)	Media	10.0%		1/15/18	43,436	36,832	23,184
iHeartCommunications, Inc.	(p)	Media	12.0%, 2.0% PIK (2.0% Max PIK)		2/1/21	10,544	8,549	4,336
Northern Oil and Gas, Inc.	(n)(p)	Energy	8.0%		6/1/20	24,929	23,040	18,739
Ocean Rig UDW, Inc.	(n)(o)	Energy	7.3%		4/1/19	12,644	12,117	6,575
Pinnacle Entertainment, Inc.	(n)	Consumer Services	6.4%		8/1/21	5,977	6,283	6,360
PriSo Acquisition Corp.	(n)(o)	Capital Goods	9.0%		5/15/23	22,450	22,351	22,113
Samson Investment Co.	(i)(n)(q)	Energy	9.8%		2/15/20	23,114	12,176	245
SunGard Availability Services Capital, Inc.	(n)(o)(p)	Software & Services	8.8%		4/1/22	34,223	22,908	21,903
YPF S.A.	(n)(o)	Energy	8.8%		4/4/24	8,248	8,355	7,299
YPF S.A.	(n)(o)	Energy	8.5%		7/28/25	12,000	11,895	10,470

Total Subordinated Debt							316,463	250,921

Collateralized Securities—1.9%
CGMS CLO 2014-1 Class Subord.	(o)	Diversified Financials	18.2%		4/17/25	8,000	5,892	6,253
CGMS CLO 2015-1A Class Subord.	(o)	Diversified Financials	25.7%		4/20/27	5,000	3,702	3,837
VOYA CLO 2014-3A Class Subord.	(o)	Diversified Financials	11.9%		7/25/26	5,000	3,742	3,183
Wind River CLO Ltd. 2013-2A Class Subord.	(o)	Diversified Financials	10.9%		1/18/26	6,000	4,241	4,166

Total Collateralized Securities							17,577	17,439

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2015

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Rate(b)	Number of Shares / Contracts	Cost	Fair Value(d)
Equity/Other—4.6%
Cheniere Energy Partners LP Holdings, LLC, Common Equity	(f)(n)	Energy		8,234	$155	$156
Conn’s, Inc., Common Equity	(i)(n)	Retailing		123,359	5,056	2,966
Enviva Partners, LP, Common Equity	(n)	Energy		514,544	9,436	6,432
Federal Home Loan Mortgage Corp., Series F Preferred Equity	(i)(n)	Real Estate	5.0%	18,232	303	125
Federal Home Loan Mortgage Corp., Series K Preferred Equity	(i)(n)	Real Estate	5.8%	10,575	176	74
Federal Home Loan Mortgage Corp., Series O Preferred Equity	(i)(n)	Real Estate	5.8%	10,210	169	72
Federal Home Loan Mortgage Corp., Series R Preferred Equity	(i)(n)	Real Estate	5.7%	27,006	172	184
Federal Home Loan Mortgage Corp., Series S Preferred Equity	(i)(n)	Real Estate	4.0%	10,841	78	72
Federal Home Loan Mortgage Corp., Series V Preferred Equity	(i)(n)	Real Estate	5.6%	66,000	632	251
Federal Home Loan Mortgage Corp., Series W Preferred Equity	(i)(n)	Real Estate	5.7%	59,691	260	292
Federal Home Loan Mortgage Corp., Series X Preferred Equity	(i)(n)	Real Estate	6.0%	236,748	1,024	869
Federal Home Loan Mortgage Corp., Series Z Preferred Equity	(i)(n)	Real Estate	7.9%	1,806,859	9,202	8,854
Federal National Mortgage Association, Series 2004-1 Preferred Equity	(i)(n)	Real Estate	5.4%	32	558	488
Federal National Mortgage Association, Series F Preferred Equity	(i)(n)	Real Estate	CMT-16	15,250	266	126
Federal National Mortgage Association, Series H Preferred Equity	(i)(n)	Real Estate	5.8%	25,804	392	193
Federal National Mortgage Association, Series R Preferred Equity	(i)(n)	Real Estate	7.6%	66,000	624	287
Federal National Mortgage Association, Series S Preferred Equity	(i)(n)	Real Estate	7.8%	1,261,490	5,562	6,118
Federal National Mortgage Association, Series T Preferred Equity	(i)(n)	Real Estate	8.3%	92,142	602	645
iStar Financial Inc., Series D Preferred Equity	(f)(n)	Real Estate	8.0%	156,663	3,924	3,768
iStar Financial Inc., Series E Preferred Equity	(f)(n)	Real Estate	7.9%	146,594	3,541	3,467
iStar Financial Inc., Series F Preferred Equity	(f)(n)	Real Estate	7.8%	6,350	151	149
iStar Financial Inc., Series G Preferred Equity	(f)(n)	Real Estate	7.7%	8,149	189	190
iStar Financial Inc., Series I Preferred Equity	(f)(n)	Real Estate	7.5%	194,835	4,633	4,489
MPM Holdings, Inc., Common Equity	(i)(n)(o)	Materials		618	13	12
Northern Oil and Gas, Inc., Common Equity	(f)(i)(n)	Energy		276,134	1,563	1,220
Pinnacle Entertainment, Inc., Call Option, Strike: $37.00, 12/18/15	(i)(n)	Consumer Services		2,293	530	170

Total Equity/Other					49,211	41,669

TOTAL INVESTMENTS—116.5%					$1,205,859	1,054,623

LIABILITIES IN EXCESS OF OTHER ASSETS—(16.5%)	(j)					(149,245)

NET ASSETS—100.0%						$905,378

Shares Outstanding						117,031,796

Net Asset Value per Common Share at End of Period						$7.74

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2015

(in thousands, except share and per share amounts)

Investments Sold Short
Portfolio Company(a)	Industry	Rate(b)	Maturity	Principal Amount(c)	Proceeds	Fair Value(d)
Subordinated Debt
The Chemours Company, LLC	Materials	6.6%	5/15/23	$(2,440)	$(1,701)	$(1,641)
The Chemours Company, LLC	Materials	7.0%	5/15/25	(6,064)	(4,119)	(4,078)

				Number of Shares
Equity/Other
Abengoa Yield plc, Common Equity	Utilities			(129,216)	(2,891)	(2,139)
The Chemours Company, LLC, Common Equity	Materials			(93,897)	(591)	(607)

Total Investments Sold Short					$(9,302)	$(8,465)

Options Written

Description	Industry	Put / Call	Strike	Expiration Date	Number of Contracts	Premiums Received	Fair Value(d)
Pinnacle Entertainment, Inc.	Consumer Services	Call Option	$42.00	12/18/15	(2,293)	$(135)	$(23)

Total Options Written						$(135)	$(23)

Credit Default Swaps on Corporate Issues—Sell Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2015(k)	Industry	Fixed Deal Receive Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Received	Unrealized Appreciation (Depreciation)
iHeartCommunications, Inc.	JPMorgan Chase Bank, N.A.	43.5%	Media	5.0%	12/20/20	$4,133	$(2,920)	$(2,874)	$(46)
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	18.7%	Insurance	5.0%	3/20/18	5,000	(1,227)	(734)	(493)
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	16.2%	Insurance	5.0%	6/20/19	2,000	(559)	(212)	(347)
MBIA Insurance Corp.	JPMorgan Chase Bank, N.A.	15.8%	Insurance	5.0%	9/20/19	6,000	(1,710)	(553)	(1,157)

Credit Default Swaps on Corporate Issues—Buy Protection

Reference Entity	Counterparty	Implied Credit Spread at September 30, 2015(k)	Industry	Fixed Deal Pay Rate	Maturity	Notional(l)	Fair Value(d)	Unamortized Premiums Paid	Unrealized Appreciation (Depreciation)
Glencore International AG	JPMorgan Chase Bank, N.A.	6.3%	Capital Goods	1.0%	9/20/20	€(17,647)	$4,235	$2,308	$1,927
Glencore International AG	JPMorgan Chase Bank, N.A.	6.2%	Capital Goods	1.0%	12/20/20	€(2,736)	682	596	86
Glencore International AG	JPMorgan Chase Bank, N.A.	7.2%	Capital Goods	5.0%	12/20/20	€(1,113)	106	106	—
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	13.9%	Consumer Durables & Apparel	5.0%	9/20/19	$(5,000)	1,223	1,164	59
Hovnanian Enterprises, Inc.	JPMorgan Chase Bank, N.A.	14.1%	Consumer Durables & Apparel	5.0%	12/20/19	(16,000)	4,144	4,146	(2)
Toys “R” Us, Inc.	JPMorgan Chase Bank, N.A.	20.2%	Retailing	5.0%	6/20/18	(5,000)	1,431	1,261	170
Toys “R” Us, Inc.	JPMorgan Chase Bank, N.A.	20.1%	Retailing	5.0%	9/20/19	(3,000)	1,100	1,123	(23)
Toys “R” Us, Inc.	JPMorgan Chase Bank, N.A.	19.7%	Retailing	5.0%	9/20/20	(4,000)	1,644	1,665	(21)

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Unaudited Consolidated Schedule of Investments (continued)

As of September 30, 2015

(in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Certain variable rate securities in FS Global Credit Opportunities Fund’s (the “Fund”) portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of September 30, 2015, the three-month London Interbank Offered Rate (“L”) was 0.33%, the three-month Euro Interbank Offered Rate (“E”) was (0.04)% and the two-year Constant Maturity Treasury Rate (“CMT”) was 0.64%.
(c)	Denominated in U.S. dollars, unless otherwise noted.
(d)	Fair value is determined by FS Global Advisor, LLC, the Fund’s investment adviser, and approved by the Fund’s board of trustees. For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited annual financial statements.
(e)	Security or portion thereof held by Dauphin Funding LLC (“Dauphin Funding”), a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Dauphin Funding’s revolving credit facility with Deutsche Bank AG, New York Branch.
(f)	Position or portion thereof unsettled as of September 30, 2015.
(g)	Security is an unfunded loan commitment.
(h)	Security or portion thereof held by FS Global Credit Opportunities (Luxembourg) S.à r.l., a wholly-owned subsidiary of the Fund.
(i)	Security is non-income producing.
(j)	Includes the effect of investments sold short, options written and credit default swap positions.
(k)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required in connection with the entrance into the agreement. Wider credit spreads generally represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring, as defined under the terms of the applicable agreement.
(l)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the applicable agreement.
(m)	Security or portion thereof on loan as of September 30, 2015.
(n)	Security or portion thereof pledged as collateral supporting the amounts outstanding under the Fund’s prime brokerage facility with JPMorgan Chase Bank, N.A.
(o)	Restricted security as to resale. As of September 30, 2015, the Fund held 29.3% of its net assets, with a fair value of $265,459, in restricted securities.
(p)	Security or portion thereof held by Bucks Funding, a wholly-owned subsidiary of the Fund, and is pledged as collateral supporting the amounts outstanding under Bucks Funding’s prime brokerage facility with BNP Paribas Prime Brokerage, Inc. (“BNPP”). Securities held by Bucks Funding may be rehypothecated from time to time as permitted by Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to the terms and conditions governing Bucks Funding’s prime brokerage facility with BNPP.
(q)	Asset is on non-accrual status.

See notes to unaudited consolidated schedule of investments.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments

(in thousands, except share and per share amounts)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the fiscal year ended December 31, 2014 and its unaudited consolidated financial statements contained in its semi-annual report for the semi-annual period ended June 30, 2015.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of September 30, 2015:

	September 30, 2015
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$426,684	$401,538	38%
Senior Secured Loans—Second Lien	155,796	140,969	13%
Senior Secured Bonds	240,128	202,087	19%
Subordinated Debt	316,463	250,921	24%
Collateralized Securities	17,577	17,439	2%
Equity/Other	49,211	41,669	4%

Total	$1,205,859	$1,054,623	100%

Investments Sold Short	$(9,302)	$(8,465)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments and investments sold short.

As of September 30, 2015, the Fund did not “control” and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act. In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned 25% or more of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

The Fund’s investment portfolio may contain loans that are in the form of lines of credit or revolving credit facilities, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying loan agreements. As of September 30, 2015, the Fund had five senior secured loan investments with aggregate unfunded commitments of $38,940. The Fund maintains sufficient cash on hand and/or available borrowings to fund such unfunded commitments should the need arise.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of September 30, 2015:

	September 30, 2015
Industry Classification	Fair Value	Percentage of Portfolio
Automobiles & Components	$14,650	1%
Capital Goods	83,792	8%
Commercial & Professional Services	21,606	2%
Consumer Durables & Apparel	54,345	5%
Consumer Services	29,990	3%
Diversified Financials	50,846	5%
Energy	148,408	14%
Food & Staples Retailing	20,589	2%
Food, Beverage & Tobacco	24,635	2%
Health Care Equipment & Services	7,993	1%
Insurance	45,776	4%
Materials	61,379	6%
Media	77,623	7%
Real Estate	39,849	4%
Retailing	38,033	4%
Software & Services	213,765	20%
Technology Hardware & Equipment	35,992	3%
Telecommunication Services	48,664	5%
Transportation	36,688	4%

Total	$1,054,623	100%

The table below describes the geographic concentration of the Fund’s investment portfolio and enumerates the percentage, by fair value, of the total portfolio assets in such geographic locations as of September 30, 2015:

	September 30, 2015
Geographic Location(1)	Fair Value	Percentage of Portfolio
United States	$833,543	79%
Europe	182,220	17%
Other	38,860	4%

Total	$1,054,623	100%

(1)	Geographic location based on the portfolio company’s headquarters or principal place of business.

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of September 30, 2015, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	September 30, 2015
Level 1—Price quotations in active markets	$41,657
Level 2—Significant other observable inputs	—
Level 3—Significant unobservable inputs	1,012,966

Total	$1,054,623

As of September 30, 2015, the Fund’s investments sold short, options written and credit default swaps were categorized as follows in the fair value hierarchy:

	September 30, 2015
Valuation Inputs	Asset	Liability
Level 1—Price quotations in active markets	$—	$(2,769)
Level 2—Significant other observable inputs	—	—
Level 3—Significant unobservable inputs	14,565	(12,135)

Total	$14,565	$(14,904)

The following is a reconciliation for the nine months ended September 30, 2015 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	For the Nine Months Ended September 30, 2015
	Senior Secured Loans—First Lien	Senior Secured Loans—Second Lien	Senior Secured Bonds	Subordinated Debt	Collateralized Securities	Equity/Other	Total
Fair value at beginning of period	$442,581	$140,453	$118,215	$160,370	$9,328	$983	$871,930
Accretion of discount (amortization of premium)	4,039	580	1,923	3,937	—	—	10,479
Net realized gain (loss)	(8,150)	(1,395)	(10,265)	(11,721)	—	844	(30,687)
Net change in unrealized appreciation (depreciation)	(13,254)	(10,823)	(31,389)	(43,378)	(517)	159	(99,202)
Purchases	330,424	54,372	310,319	499,786	10,551	747	1,206,199
Paid-in-kind interest	293	13	—	103	—	—	409
Sales and redemptions	(354,395)	(42,231)	(186,716)	(358,176)	(1,923)	(2,721)	(946,162)
Net transfers in or out of Level 3	—	—	—	—	—	—	—

Fair value at end of period	$401,538	$140,969	$202,087	$250,921	$17,439	$12	$1,012,966

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$(18,517)	$(12,046)	$(31,964)	$(52,077)	$(517)	$(1)	$(115,122)

FS Global Credit Opportunities Fund

Notes to Unaudited Consolidated Schedule of Investments (continued)

(in thousands, except share and per share amounts)

The following is a reconciliation for the nine months ended September 30, 2015 of investments sold short for which significant unobservable inputs (Level 3) were used in determining fair value:

For the Nine Months Ended September 30, 2015
Fair value at beginning of period	$—
Accretion of discount (amortization of premium)	—
Net realized gain (loss)	(91)
Net change in unrealized appreciation (depreciation)	101
Sales	(9,541)
Purchases to cover	3,812
Net transfers in or out of Level 3	—

Fair value at end of period	$(5,719)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments sold short still held at the reporting date	$101

The following is a reconciliation for the nine months ended September 30, 2015 of credit default swaps—sell protection for which significant unobservable inputs (Level 3) were used in determining fair value:

For the Nine Months Ended September 30, 2015
Fair value at beginning of period	$(17,858)
Net realized gain (loss)	(1,010)
Net change in unrealized appreciation (depreciation)	(826)
Swap premiums received	(8,717)
Coupon payments received	(747)
Premiums paid on exit	22,742
Net transfers in or out of Level 3	—

Fair value at end of period	$(6,416)

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—sell protection still held at the reporting date	$(1,080)

The following is a reconciliation for the nine months ended September 30, 2015 of credit default swaps—buy protection for which significant unobservable inputs (Level 3) were used in determining fair value:

For the Nine Months Ended September 30, 2015
Fair value at beginning of period	$—
Net realized gain (loss)	6,500
Net change in unrealized appreciation (depreciation)	2,196
Swap premiums paid	14,966
Coupon payments paid	509
Premiums received on exit	(9,606)
Net transfers in or out of Level 3	—

Fair value at end of period	$14,565

The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to credit default swaps—buy protection still held at the reporting date	$2,196

As of September 30, 2015, gross unrealized appreciation on a tax basis was $7,760 and gross unrealized depreciation on a tax basis was $164,773. The aggregate cost of the Fund’s investments for federal income tax purposes totaled $1,212,149 as of September 30, 2015. Aggregate net unrealized appreciation (depreciation) on a tax basis was $(157,013) as of September 30, 2015.

Item 2.	Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have evaluated the Company’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing of this Form N-Q and have concluded that the Company’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There was no change in the Company’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Company’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications of the Company’s principal executive officer and principal financial officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund—D

By:	/s/ MICHAEL C. FORMAN
Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL C. FORMAN
Name: Michael C. Forman
Title: President and Chief Executive Officer
(Principal Executive Officer)
Date: November 20, 2015

By:	/s/ WILLIAM GOEBEL
Name: William Goebel
Title: Chief Financial Officer
(Principal Financial Officer)
Date: November 20, 2015